Segment Information - Schedule of Net Sales from Major Customers (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	$ 78,020,855	$ 65,615,028	$ 81,083,384
Lenovo Mobile Communication Technology Ltd. ("Lenovo") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	7,281,584	21,688,510	26,799,405
Wingtech Group ("Wingtec") [Member] | Continuing Operations [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Net sales from major customers	$ 8,410,214	$ 8,000,133	$ 4,477,345